Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cantor Fitzgerald Commodity Strategy Trust
Entity Central Index Key	0001291446
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000028812 [Member]
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Commodity Return Strategy Fund
Class Name	Class C
Trading Symbol	CRSCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Cantor Fitzgerald Commodity Return Strategy Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at Cantor Website. You can also request this information by contacting us at 855‑922‑6867.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855‑922‑6867
Expenses [Text Block]
What were the Fund costs for the last six months?
Semi-Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000	Costs paid as a percentage of

Name	investment	a $10,000 investment

Class C	$103	1.80%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.80%
Net Assets	$ 1,502,619,207
Holdings Count | Holding	92
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,502,619,207

# of Portfolio Holdings	92

Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	43.5%

Commodity Indexed Structured Notes	37.2

United States Agency Obligations	16.8

Short-Term Investments	2.5
Derivatives are not reflected in amounts reported above.

Top 10 Holdings (% of Net Assets)

BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, 3.740%, due 11/23/26	7.2%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	7.2

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 12/29/26	6.2

Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 03/24/27	5.6

BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.707%, due 03/11/27	5.3

U.S. Treasury Floating Rate Notes, 3.722%, due 01/31/28	5.0

Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, 3.660%, due 03/30/27	4.9

U.S. Treasury Floating Rate Notes, 3.726%, due 04/30/28	2.9

U.S. Treasury Notes, 4.250%, due 02/15/28	2.8

U.S. Treasury Floating Rate Notes, 3.783%, due 04/30/27	2.7

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, 3.740%, due 11/23/26	7.2%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	7.2

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 12/29/26	6.2

Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 03/24/27	5.6

BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.707%, due 03/11/27	5.3

U.S. Treasury Floating Rate Notes, 3.722%, due 01/31/28	5.0

Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, 3.660%, due 03/30/27	4.9

U.S. Treasury Floating Rate Notes, 3.726%, due 04/30/28	2.9

U.S. Treasury Notes, 4.250%, due 02/15/28	2.8

U.S. Treasury Floating Rate Notes, 3.783%, due 04/30/27	2.7

Material Fund Change [Text Block]
Material Fund Changes
The below is a summary of certain changes that occurred since the Portfolio’s prior fiscal year ended October 31, 2025. On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments acquired UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). The portion of the Transaction related to the Fund closed on April 1, 2026. Related to the Transaction, the Board of Trustees of the Trust approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments and approved new trustees for the Board of Trustees. The New Investment Advisory Agreement and new trustees were also approved by shareholders at a meeting held on December 15, 2026. The new trustees began serving as trustees as of March 13, 2026, and the New Investment Management Agreement took effect on April 1, 2026 upon the closing of the Transaction.

C000028811 [Member]
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Commodity Return Strategy Fund
Class Name	Class A
Trading Symbol	CRSAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Cantor Fitzgerald Commodity Return Strategy Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at Cantor Website. You can also request this information by contacting us at 855‑922‑6867.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855‑922‑6867
Expenses [Text Block]
What were the Fund costs for the last six months?
Semi-Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000	Costs paid as a percentage of

Name	investment	a $10,000 investment

Class A	$60	1.05%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.05%
Net Assets	$ 1,502,619,207
Holdings Count | Holding	92
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,502,619,207

# of Portfolio Holdings	92

Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	43.5%

Commodity Indexed Structured Notes	37.2

United States Agency Obligations	16.8

Short-Term Investments	2.5
Derivatives are not reflected in amounts reported above.

Top 10 Holdings (% of Net Assets)

BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, 3.740%, due 11/23/26	7.2%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	7.2

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 12/29/26	6.2

Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 03/24/27	5.6

BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.707%, due 03/11/27	5.3

U.S. Treasury Floating Rate Notes, 3.722%, due 01/31/28	5.0

Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, 3.660%, due 03/30/27	4.9

U.S. Treasury Floating Rate Notes, 3.726%, due 04/30/28	2.9

U.S. Treasury Notes, 4.250%, due 02/15/28	2.8

U.S. Treasury Floating Rate Notes, 3.783%, due 04/30/27	2.7

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, 3.740%, due 11/23/26	7.2%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	7.2

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 12/29/26	6.2

Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 03/24/27	5.6

BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.707%, due 03/11/27	5.3

U.S. Treasury Floating Rate Notes, 3.722%, due 01/31/28	5.0

Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, 3.660%, due 03/30/27	4.9

U.S. Treasury Floating Rate Notes, 3.726%, due 04/30/28	2.9

U.S. Treasury Notes, 4.250%, due 02/15/28	2.8

U.S. Treasury Floating Rate Notes, 3.783%, due 04/30/27	2.7

Material Fund Change [Text Block]
Material Fund Changes
The below is a summary of certain changes that occurred since the Portfolio’s prior fiscal year ended October 31, 2025. On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments acquired UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). The portion of the Transaction related to the Fund closed on April 1, 2026. Related to the Transaction, the Board of Trustees of the Trust approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments and approved new trustees for the Board of Trustees. The New Investment Advisory Agreement and new trustees were also approved by shareholders at a meeting held on December 15, 2026. The new trustees began serving as trustees as of March 13, 2026, and the New Investment Management Agreement took effect on April 1, 2026 upon the closing of the Transaction.

C000028810 [Member]
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Commodity Return Strategy Fund
Class Name	Class I
Trading Symbol	CRSOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Cantor Fitzgerald Commodity Return Strategy Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at Cantor Website. You can also request this information by contacting us at 855‑922‑6867.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855‑922‑6867
Expenses [Text Block]
What were the Fund costs for the last six months?
Semi-Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000	Costs paid as a percentage of

Name	investment	a $10,000 investment

Class I	$46	0.80%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.80%
Net Assets	$ 1,502,619,207
Holdings Count | Holding	92
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,502,619,207

# of Portfolio Holdings	92

Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	43.5%

Commodity Indexed Structured Notes	37.2

United States Agency Obligations	16.8

Short-Term Investments	2.5
Derivatives are not reflected in amounts reported above.

Top 10 Holdings (% of Net Assets)

BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, 3.740%, due 11/23/26	7.2%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	7.2

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 12/29/26	6.2

Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 03/24/27	5.6

BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.707%, due 03/11/27	5.3

U.S. Treasury Floating Rate Notes, 3.722%, due 01/31/28	5.0

Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, 3.660%, due 03/30/27	4.9

U.S. Treasury Floating Rate Notes, 3.726%, due 04/30/28	2.9

U.S. Treasury Notes, 4.250%, due 02/15/28	2.8

U.S. Treasury Floating Rate Notes, 3.783%, due 04/30/27	2.7

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, 3.740%, due 11/23/26	7.2%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	7.2

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 12/29/26	6.2

Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 03/24/27	5.6

BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.707%, due 03/11/27	5.3

U.S. Treasury Floating Rate Notes, 3.722%, due 01/31/28	5.0

Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, 3.660%, due 03/30/27	4.9

U.S. Treasury Floating Rate Notes, 3.726%, due 04/30/28	2.9

U.S. Treasury Notes, 4.250%, due 02/15/28	2.8

U.S. Treasury Floating Rate Notes, 3.783%, due 04/30/27	2.7

Material Fund Change [Text Block]
Material Fund Changes
The below is a summary of certain changes that occurred since the Portfolio’s prior fiscal year ended October 31, 2025. On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments acquired UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). The portion of the Transaction related to the Fund closed on April 1, 2026. Related to the Transaction, the Board of Trustees of the Trust approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments and approved new trustees for the Board of Trustees. The New Investment Advisory Agreement and new trustees were also approved by shareholders at a meeting held on December 15, 2026. The new trustees began serving as trustees as of March 13, 2026, and the New Investment Management Agreement took effect on April 1, 2026 upon the closing of the Transaction.